Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the “Funds”), each a series of DWS State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549 and 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 29, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.